CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2016	Mar. 21, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 18, 2014
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, authorized	360,000,000	360,000,000	360,000,000
Common Stock, issued	209,352,897		3,113,856
Common Stock, outstanding	209,352,897		3,113,856
Metu Brands, Inc [Member]
Preferred stock, par value (in dollars per share)					$ 0.001
Preferred stock, authorized					10,000,000
Preferred stock, issued					271
Preferred stock, outstanding					271
Common Stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Common Stock, authorized			90,000,000	90,000,000	90,000,000
Common Stock, issued			60,011,144	11,144	54,593,032
Common Stock, outstanding			60,011,144	11,144	54,593,032
Metu Brands, Inc [Member] | Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001
Preferred stock, authorized			10,000,000	10,000,000
Preferred stock, issued			271	271
Preferred stock, outstanding			271	271